Unaudited Condensed Consolidated Statements of Financial Position - USD ($)		Sep. 30, 2025	Mar. 31, 2025
NON-CURRENT ASSETS:
Property and equipment, net		$ 112,524	$ 111,245
Intangible assets, net		90,218	96,437
Right of use assets, net		573,556	482,489
TOTAL NON-CURRENT ASSETS		776,298	690,171
CURRENT ASSETS:
Investment for funds at fair value through profit or loss		2,290,422	2,256,830
Inventories		593,373	559,982
Trade receivables, net		5,092,957	4,655,951
Other receivables and prepayments		676,357	447,912
Amount due from related parties		13,052	57,309
Restricted cash		459	400
Cash and cash equivalents		190,912	748,721
TOTAL CURRENT ASSETS		8,857,532	8,727,105
TOTAL ASSETS		9,633,830	9,417,276
NON-CURRENT LIABILITIES:
Lease liabilities non-current portion		129,713	6,412
Long term bank loan non-current portion		1,334,565	1,503,797
TOTAL NON-CURRENT LIABILITIES		1,464,278	1,510,209
CURRENT LIABILITIES:
Trade and other payables		1,227,913	1,821,759
Tax payable		123,184	105,058
Contract liabilities		529,008	124,507
Due to related parties		337,610	1,313
Lease liabilities – current portion		452,940	493,103
Current portion of long-term bank loan		355,466	371,558
TOTAL CURRENT LIABILITIES		3,026,121	2,917,298
TOTAL LIABILITIES		4,490,399	4,427,507
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares, value issued	[1]
Additional paid in capital		3,463,898	3,463,898
Retained earnings		1,657,787	1,504,052
Accumulated other comprehensive income		10,746	10,819
TOTAL SHAREHOLDERS’ EQUITY		5,143,431	4,989,769
TOTAL LIABILITIES AND EQUITY		9,633,830	9,417,276
Class A Ordinary Shares
EQUITY:
Ordinary shares, value issued	[1]	11,000	11,000
Class B Ordinary Shares
EQUITY:
Ordinary shares, value issued	[1]

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.